INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Classes of current inventories [abstract]
Direct smelting ore and stockpile ore	$ 1,794	$ 1,071
Concentrate inventory	5,201	5,513
Total stockpile and concentrate	6,995	6,584
Material and supplies	3,841	4,434
Total inventories	$ 10,836	$ 11,018